LEASES - Components of Lease Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Finance lease costs
Net lease costs	$ 1,246	$ 1,356	$ 5,405
Depreciation and Amortization
Finance lease costs
Amortization of leased assets	329	320	1,282
General and Administrative Expense
Lease cost
Operating lease costs	801	920	3,628
Interest Expense
Finance lease costs
Interest on lease liabilities	$ 116	$ 116	$ 495